STATEMENTS OF EARNINGS (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES [Abstract]
Universal life and investment-type product policy fee income	$ 91	$ 131	$ 117
Premiums	1	25	32
Net investment income (loss): [Abstract]
Investment income (loss) from derivative instruments	13	8	0
Other Investment Income Loss	37	84	110
Net investment income (loss)	50	92	110
Investment gains (losses), net: [Abstract]
Total other-than-temporary impairment losses	(10)	(6)	(7)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Net impariment losses recognized	(10)	(6)	(7)
Other investment gains (losses), net	4	74	2
Total Investment (gains) losses, net	(6)	68	(5)
Equity in earnings (loss) of AllianceBernstein	1	5	2
Other income (loss)	8	5	5
Increase (decrease) in the fair value of the reinsurance contract asset	0	(7)	(2)
Total revenues	145	319	259
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Policyholders benefits	31	78	103
Interest credited to policyholders' account balances	39	65	61
Compensation and benefits	29	32	25
Commissions	73	80	38
Amortization of deferred policy acquisition costs and value of business acquired	14	21	(27)
Capitalization of deferred policy acquisition costs	(78)	(81)	(31)
Amortization of deferred cost of reinsurance	8	4	0
Rent expense	2	2	2
Other operating costs and expenses	37	74	44
Total benefits and other deductions	155	275	215
Earnings (loss), before income taxes	(10)	44	44
Income tax (expense) benefit	5	(16)	(6)
Net earnings (loss)	$ (5)	$ 28	$ 38